Note P - Segment Information (Details) - Segment Reporting (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Segment Reporting Information [Line Items]
Net interest income	$ 32,385	$ 32,655	$ 33,871
Provision expense	477	1,583	4,896
Noninterest income	8,518	8,483	7,222
Noninterest expense	29,375	29,741	28,299
Tax expense	2,939	2,762	2,063
Net income	8,112	7,052	5,835
Assets	747,368	769,223	804,177
Banking [Member]
Segment Reporting Information [Line Items]
Net interest income	29,141	29,445	30,792
Provision expense	364	1,527	4,809
Noninterest income	7,711	7,734	6,327
Noninterest expense	26,914	27,384	26,130
Tax expense	2,440	2,240	1,483
Net income	7,134	6,028	4,697
Assets	732,905	754,490	789,744
Consumer Finance [Member]
Segment Reporting Information [Line Items]
Net interest income	3,244	3,210	3,079
Provision expense	113	56	87
Noninterest income	807	749	895
Noninterest expense	2,461	2,357	2,169
Tax expense	499	522	580
Net income	978	1,024	1,138
Assets	$ 14,463	$ 14,733	$ 14,433